UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Parametric Structured Commodity Strategy Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.3%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.4%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,350,008
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,803,131
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	2,690	3,285,674
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	2,310	2,799,189
New York, NY, Environmental Facilities Corp., 5.00%, 10/15/35	100	110,544
New York, NY, Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,943,856

		$20,292,402

Education — 8.9%
Alexandria, VA, Industrial Development Authority, (Episcopal High School), 3.25%, 1/1/27(2)	$445	$429,109
Alexandria, VA, Industrial Development Authority, (Episcopal High School), 3.75%, 1/1/30(2)	1,640	1,616,269
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,990	10,805,783
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,199,120
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,688,236
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	2,470	2,575,518
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,734,653
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,412,031
University of Virginia, 5.00%, 6/1/40	4,475	4,881,957

		$41,342,676

Electric Utilities — 4.8%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,630	$1,637,074
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,020,685
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,124,480
Sam Rayburn Municipal Power Agency, TX, 6.00%, 10/1/21	2,000	2,028,740
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,688,940
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	5,884,239

		$22,384,158

Escrowed/Prerefunded — 3.0%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,194,600
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,728,600

		$13,923,200

General Obligations — 18.6%
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/23	$370	$417,020
Buffalo-Hanover-Montrose, MN, Independent School District No. 877, 4.00%, 2/1/24	205	228,106
California, 5.00%, 2/1/38	4,705	4,984,054
California, 5.00%, 10/1/41	500	527,265
California, 5.25%, 10/1/29	560	624,971
California, 5.25%, 10/1/32	3,480	3,842,790
California, 5.50%, 3/1/40	3,250	3,569,897

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Charleston County, SC, 4.00%, 11/1/28	$735	$799,335
Charleston County, SC, 4.00%, 11/1/29	260	280,953
Charleston County, SC, School District, 4.00%, 2/1/24	1,295	1,470,460
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,075,619
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,567,737
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,546,455
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,630	1,785,513
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,589,000
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	860	923,915
Denver City and County, CO, School District No. 1, 4.00%, 12/1/28	395	417,886
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	1,425	966,221
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,392,272
Hawaii, 5.00%, 12/1/30	1,925	2,231,094
Hawaii, 5.00%, 12/1/31	1,000	1,154,490
Honolulu City and County, HI, 5.00%, 8/1/23	555	670,290
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,446,802
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,762,870
Louisiana, 5.00%, 8/1/23	885	1,085,222
Maryland, 4.00%, 8/15/22	875	1,027,731
Metropolitan Government of Nashville and Davidson County, TN, 5.00%, 7/1/22	880	1,097,254
Newton, MA, 5.00%, 4/1/39	1,610	1,777,247
Ohio, 4.00%, 2/1/28	630	664,902
Ohio, 4.00%, 2/1/29	310	324,635
Ohio, 4.00%, 2/1/30	590	614,497
Oregon, 4.00%, 8/1/25	100	111,539
Oregon, 4.00%, 8/1/27	105	114,201
Oregon, 4.00%, 8/1/28	115	123,931
Oregon, 4.00%, 8/1/29	50	53,563
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,831,675
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,061,148
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,037,729
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	994,049
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,506,806
South Carolina, 3.25%, 8/1/30	2,330	2,335,429
Washington, 4.00%, 7/1/26	10	10,822
Washington, 4.00%, 7/1/26(1)	2,380	2,575,517
Washington, 4.00%, 7/1/27	10	10,712
Washington, 4.00%, 7/1/27(1)	2,500	2,678,075
Washington, 4.00%, 7/1/28	15	15,913
Washington, 4.00%, 7/1/28(1)	2,460	2,609,765
Washington, 5.25%, 2/1/36(1)	6,000	6,818,700

		$86,756,077

Health Care-Miscellaneous — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,531,040
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	135	136,088
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	100	100,806
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	138	138,042
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	487	487,156
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	580	579,948

		$5,973,080

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Hospital — 13.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$586,628
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,117,850
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,700,262
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,493,659
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,413,364
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,564,685
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,595	2,663,093
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080	1,036,584
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	950	956,859
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	6,806,074
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,505,196
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,782,093
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,953,152
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	649,143
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,540,761
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	4,150	4,339,987
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	882,230
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	403,064
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	1,996,688
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	3,017,260
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,535,919
Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,505	1,505,587
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,085,530

		$63,535,668

Housing — 1.1%
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,135	$1,136,680
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,040	1,071,242
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	2,500	2,802,075
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	285	170,974

		$5,180,971

Industrial Development Revenue — 1.5%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,500	$3,579,940
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	615	614,883
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,848,917

		$7,043,740

Insured-Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,167,042

		$2,167,042

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,243,982
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,326,610

		$7,570,592

Insured-General Obligations — 0.5%
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$300	$301,125
Texas, (NPFG), 4.75%, 4/1/35	315	334,864
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,570	1,573,297

		$2,209,286

Insured-Hospital — 1.4%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,360,720

		$6,360,720

Insured-Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$2,779,943
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	1,170	1,144,740

		$3,924,683

Insured-Other Revenue — 0.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$2,565,412

		$2,565,412

Insured-Special Tax Revenue — 6.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$11,627,450
Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	3,480	2,909,489
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,132,200
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,023,494
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,111,643
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	6,900	1,772,817
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,440	1,139,605
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,505	1,148,115
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,660,714

		$31,525,527

Insured-Transportation — 4.8%
Alabama Port Authority, (NPFG), 4.50%, 10/1/36	$2,100	$2,095,359
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	20,000	6,614,000
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,209,883
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,226,207
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,223,466
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	4,745,844
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,115,385

		$22,230,144

Insured-Water and Sewer — 2.3%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,692,493
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	5,260	6,146,100

		$10,838,593

4

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.8%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$920	$921,214
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	910	910,046
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,000	2,000,900

		$3,832,160

Other Revenue — 4.4%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,284,016
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,456,620
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	796,874
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	981,844
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	945,150
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,369,110
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,197
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	508,207
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,719,356
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,191,331
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,390	1,971,822

		$20,313,527

Senior Living/Life Care — 2.7%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,047,946
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,898,911
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,264,110
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,326,509
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,856,696
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,005	983,734
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	1,480	591,926
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	161,738
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	672,632

		$12,804,202

Special Tax Revenue — 9.8%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,525,322
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	766,937
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	952,000
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,013,350
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	925,528
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	890,681
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	942,513
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,567,099
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,251,800
Missouri Highways and Transportation Commission, 5.00%, 2/1/20	440	547,593

5

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	$5,000	$5,558,200
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	6,235	7,235,156
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,280,782
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% to 11/1/13), 5/1/36	1,335	668,862
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,205	914,221
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	850	855,729

		$45,895,773

Transportation — 15.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$452,786
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,708,190
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,090,450
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,499,042
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,378,480
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,635	1,785,649
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	3,922,576
Orlando-Orange County, FL, Expressway Authority, Series C, 5.00%, 7/1/35	820	880,983
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,137,164
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	703,205
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	10,097,805
Port Authority of New York and New Jersey, 4.00%, 7/15/32	3,225	3,286,436
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,375,750
Port Authority of New York and New Jersey, 5.25%, 7/15/36(7)	3,595	4,112,716
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,064,410
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,403,935
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,205,200
Virginia Commonwealth Transportation Board, 4.00%, 3/15/26	1,100	1,196,349
Virginia Commonwealth Transportation Board, 4.00%, 9/15/26	1,120	1,217,597

		$71,518,723

Water and Sewer — 3.8%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	$2,750	$3,080,055
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	6,855	7,983,607
Portland, OR, (Water System), 5.00%, 5/1/35	3,265	3,679,819
San Antonio, TX, (Water System), 4.00%, 5/15/28	2,630	2,802,449

		$17,545,930

Total Tax-Exempt Investments — 113.3% (identified cost $488,161,326)		$527,734,286

Other Assets, Less Liabilities — (13.3)%		$(61,936,445)

Net Assets — 100.0%		$465,797,841

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.7%
California	15.8%
Others, representing less than 10% individually	74.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,731,806.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $5,313,449 or 1.1% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security is in default and making only partial interest payments.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at March 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/12	325 U.S. 10-Year Treasury Note	Short	$(42,361,124)	$(42,082,422)	$278,702
6/12	182 U.S. 30-Year Treasury Bond	Short	(25,628,976)	(25,070,500)	558,476

					$837,178

7

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $837,178.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$421,558,600

Gross unrealized appreciation	$47,924,920
Gross unrealized depreciation	(8,099,234)

Net unrealized appreciation	$39,825,686

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$527,734,286	$—	$527,734,286
Total Investments	$—	$527,734,286	$—	$527,734,286
Futures Contracts	$837,178	$—	$—	$837,178
Total	$837,178	$527,734,286	$—	$528,571,464

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Tax-Managed Growth Fund 1.1

March 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $1,228,571,171 and the Fund owned 13.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	934,567	$69,503,748
General Dynamics Corp.	473,021	34,710,281
Honeywell International, Inc.	290,022	17,705,843
Huntington Ingalls Industries, Inc.(1)	2,546	102,451
Lockheed Martin Corp.	16,042	1,441,534
Northrop Grumman Corp.	15,277	933,119
Precision Castparts Corp.	4,749	821,102
Raytheon Co.	53,403	2,818,610
Rockwell Collins, Inc.	166,153	9,563,767
Textron, Inc.	33,277	926,099
United Technologies Corp.	2,226,390	184,656,787

		$323,183,341

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,207	$144,536
FedEx Corp.	262,219	24,113,659
United Parcel Service, Inc., Class B	383,848	30,984,211

		$55,242,406

Auto Components — 0.3%
Johnson Controls, Inc.	744,021	$24,165,802

		$24,165,802

Automobiles — 0.0%(2)
Daimler AG	17,284	$1,045,855
Harley-Davidson, Inc.	800	39,264

		$1,085,119

Beverages — 4.8%
Beam, Inc.	88,199	$5,165,816
Brown-Forman Corp., Class B	1	83
Coca-Cola Co. (The)	2,618,723	193,811,689
Coca-Cola Enterprises, Inc.	31,501	900,929
Molson Coors Brewing Co., Class B	186,000	8,416,500
PepsiCo, Inc.	3,288,015	218,159,795

		$426,454,812

Biotechnology — 2.1%
Amgen, Inc.	2,583,830	$175,674,601
Biogen Idec, Inc.(1)	3,543	446,312
Gilead Sciences, Inc.(1)	238,742	11,662,547

		$187,783,460

1

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Building Products — 0.0%(2)
Fortune Brands Home & Security, Inc.(1)	11,600	$256,012

		$256,012

Capital Markets — 3.8%
Ameriprise Financial, Inc.	188,681	$10,779,346
Bank of New York Mellon Corp. (The)	817,912	19,736,217
Charles Schwab Corp. (The)	684,916	9,842,243
E*TRADE Financial Corp.(1)	4,593	50,293
Franklin Resources, Inc.	539,468	66,910,216
Goldman Sachs Group, Inc. (The)	520,182	64,695,035
Legg Mason, Inc.	96,941	2,707,562
Morgan Stanley	2,535,489	49,797,004
Northern Trust Corp.	709,098	33,646,700
State Street Corp.	759,049	34,536,729
T. Rowe Price Group, Inc.	492,243	32,143,468
UBS AG(1)	29,488	413,422
Waddell & Reed Financial, Inc., Class A	273,635	8,868,510

		$334,126,745

Chemicals — 1.5%
Air Products and Chemicals, Inc.	7,660	$703,188
Ashland, Inc.	30,391	1,855,674
Dow Chemical Co. (The)	152,627	5,286,999
E.I. Du Pont de Nemours & Co.	926,245	48,998,361
Ecolab, Inc.	445,515	27,497,186
Monsanto Co.	492,901	39,313,784
PPG Industries, Inc.	109,400	10,480,520

		$134,135,712

Commercial Banks — 3.0%
Bank of Montreal	26,370	$1,566,905
BB&T Corp.	881,417	27,667,680
Comerica, Inc.	126,791	4,102,957
Fifth Third Bancorp	978,637	13,749,850
HSBC Holdings PLC	220,592	1,952,367
HSBC Holdings PLC ADR	424	18,821
KeyCorp	111,353	946,501
M&T Bank Corp.	17,293	1,502,416
PNC Financial Services Group, Inc.	129,064	8,323,337
Regions Financial Corp.	216,147	1,424,409
Royal Bank of Canada	148,562	8,624,024
Societe Generale	478,448	14,039,011
SunTrust Banks, Inc.	269,585	6,515,870
Synovus Financial Corp.	10,960	22,468
Toronto-Dominion Bank (The)	14,822	1,259,129
Trustmark Corp.	44,782	1,118,654
U.S. Bancorp	2,500,724	79,222,936
Wells Fargo & Co.	2,601,429	88,812,786
Zions Bancorporation	38,805	832,755

		$261,702,876

2

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Cintas Corp.	56,626	$2,215,209
Pitney Bowes, Inc.	15,870	278,995
Waste Management, Inc.	108,716	3,800,711

		$6,294,915

Communications Equipment — 3.2%
Cisco Systems, Inc.	1,861,369	$39,367,954
Juniper Networks, Inc.(1)	378,780	8,666,487
Motorola Mobility Holdings, Inc.(1)	44,378	1,741,393
Motorola Solutions, Inc.	50,718	2,577,996
Nokia Oyj ADR	192	1,054
QUALCOMM, Inc.	3,216,865	218,811,157
Telefonaktiebolaget LM Ericsson, Class B ADR	1,401,183	14,446,197

		$285,612,238

Computers & Peripherals — 4.7%
Apple, Inc.(1)	403,206	$241,709,901
Dell, Inc.(1)	3,911,409	64,929,389
EMC Corp.(1)	2,797,592	83,592,049
Hewlett-Packard Co.	83,558	1,991,187
Lexmark International, Inc., Class A	9,624	319,902
NetApp, Inc.(1)	416,358	18,640,348

		$411,182,776

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$944,418

		$944,418

Consumer Finance — 0.9%
American Express Co.	854,811	$49,459,364
Capital One Financial Corp.	80,225	4,471,742
Discover Financial Services	830,375	27,684,702
SLM Corp.	10,200	160,752

		$81,776,560

Distributors — 0.1%
Genuine Parts Co.	188,424	$11,823,606

		$11,823,606

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	22,181	$365,321

		$365,321

Diversified Financial Services — 2.3%
Bank of America Corp.	1,594,283	$15,257,288
CBOE Holdings, Inc.	40,000	1,136,800
Citigroup, Inc.	793,737	29,011,087
CME Group, Inc.	6,075	1,757,680
ING Groep NV ADR(1)	191,170	1,590,535
IntercontinentalExchange, Inc.(1)	13,162	1,808,722

3

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
JPMorgan Chase & Co.	3,115,317	143,242,276
Moody’s Corp.	179,602	7,561,244

		$201,365,632

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	341,172	$10,654,802
CenturyLink, Inc.	4,871	188,264
Deutsche Telekom AG ADR	50,092	603,609
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	379,097	14,492,878
Windstream Corp.	70,866	829,841

		$26,908,067

Electric Utilities — 0.1%
Duke Energy Corp.	47,340	$994,613
Exelon Corp.	9,202	360,810
Southern Co. (The)	68,451	3,075,504

		$4,430,927

Electrical Equipment — 1.3%
Emerson Electric Co.	2,018,689	$105,335,192
Rockwell Automation, Inc.	125,000	9,962,500

		$115,297,692

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$34,756,776
Flextronics International, Ltd.(1)	148,554	1,074,045
TE Connectivity, Ltd.	9,230	339,203

		$36,170,024

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	260,681	$10,932,961
Halliburton Co.	846,351	28,090,389
Schlumberger, Ltd.	1,334,018	93,287,879
Transocean, Ltd.	75,667	4,138,985

		$136,450,214

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	873,262	$79,292,190
CVS Caremark Corp.	1,361,063	60,975,622
Kroger Co. (The)	35,843	868,476
Sysco Corp.	426,047	12,721,763
Wal-Mart Stores, Inc.	1,889,578	115,642,174
Walgreen Co.	222,463	7,450,286

		$276,950,511

Food Products — 3.2%
Archer-Daniels-Midland Co.	1,490,873	$47,201,039
Campbell Soup Co.	40,159	1,359,382
General Mills, Inc.	38,796	1,530,502
H.J. Heinz Co.	7,500	401,625

4

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hershey Co. (The)	498,950	30,600,604
Kraft Foods, Inc., Class A	172,373	6,551,898
McCormick & Co., Inc.	10,600	576,958
Nestle SA	2,750,000	173,020,526
Sara Lee Corp.	1,004,010	21,616,335
Unilever NV	4,636	157,763

		$283,016,632

Health Care Equipment & Supplies — 0.9%
Bard (C.R.), Inc.	25,000	$2,468,000
Baxter International, Inc.	208,351	12,455,223
Becton, Dickinson and Co.	63,708	4,946,926
Boston Scientific Corp.(1)	36,529	218,444
CareFusion Corp.(1)	70,668	1,832,421
Covidien PLC	190,112	10,395,324
Intuitive Surgical, Inc.(1)	14,000	7,584,500
Medtronic, Inc.	392,790	15,393,440
St. Jude Medical, Inc.	66,365	2,940,633
Stryker Corp.	131,368	7,288,297
Varian Medical Systems, Inc.(1)	130,000	8,964,800
Zimmer Holdings, Inc.	86,251	5,544,214

		$80,032,222

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	473,884	$18,803,717
Cardinal Health, Inc.	186,462	8,038,377
Cigna Corp.	56,667	2,790,850
Express Scripts, Inc.(1)	281,972	15,277,243
Henry Schein, Inc.(1)	74,555	5,642,322
McKesson Corp.	2,384	209,244
Medco Health Solutions, Inc.(1)	125,104	8,794,811
PharMerica Corp.(1)	7,250	90,118
UnitedHealth Group, Inc.	83,696	4,933,042
WellPoint, Inc.	53,673	3,961,067

		$68,540,791

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	533,768	$17,123,278
International Game Technology	459,500	7,715,005
Interval Leisure Group, Inc.	5,349	93,073
Marriott International, Inc., Class A	401,544	15,198,440
Marriott Vacations Worldwide Corp.(1)	40,154	1,144,791
McDonald’s Corp.	846,340	83,025,954
Starbucks Corp.	2,360,488	131,927,674
Yum! Brands, Inc.	210,518	14,984,671

		$271,212,886

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$6,326,314
Leggett & Platt, Inc.	96,186	2,213,240
Newell Rubbermaid, Inc.	1	18

		$8,539,572

5

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Household Products — 1.7%
Clorox Co. (The)	7,570	$520,438
Colgate-Palmolive Co.	587,094	57,406,051
Kimberly-Clark Corp.	445,514	32,919,029
Procter & Gamble Co.	852,596	57,302,977

		$148,148,495

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	1,730	$22,611

		$22,611

Industrial Conglomerates — 2.1%
3M Co.	841,941	$75,109,557
Danaher Corp.	41,548	2,326,688
General Electric Co.	5,425,376	108,887,296
Tyco International, Ltd.	22,764	1,278,881

		$187,602,422

Insurance — 2.7%
Aegon NV ADR(1)	5,088,862	$28,294,073
Aflac, Inc.	115,848	5,327,850
Allstate Corp. (The)	964	31,735
AON Corp.	25,900	1,270,654
Berkshire Hathaway, Inc., Class A(1)	581	70,823,900
Berkshire Hathaway, Inc., Class B(1)	939,220	76,217,703
Chubb Corp.	23,930	1,653,802
Cincinnati Financial Corp.	135,528	4,677,071
Hartford Financial Services Group, Inc.	10,762	226,863
Manulife Financial Corp.	65,344	885,411
Progressive Corp.	1,151,311	26,687,389
Torchmark Corp.	332,047	16,552,543
Travelers Companies, Inc. (The)	76,466	4,526,787

		$237,175,781

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	40,982	$8,299,265

		$8,299,265

Internet Software & Services — 2.2%
Akamai Technologies, Inc.(1)	200,000	$7,340,000
AOL, Inc.(1)	5,317	100,864
eBay, Inc.(1)	1,260,217	46,489,405
Google, Inc., Class A(1)	213,496	136,902,175
IAC/InterActiveCorp	13,368	656,235
VeriSign, Inc.	14,758	565,822

		$192,054,501

IT Services — 5.5%
Accenture PLC, Class A	2,738,000	$176,601,000
Automatic Data Processing, Inc.	921,491	50,857,088
Broadridge Financial Solutions, Inc.	1,652	39,499
Fidelity National Information Services, Inc.	63,590	2,106,101

6

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Fiserv, Inc.(1)	34,407	2,387,502
International Business Machines Corp.	1,106,321	230,833,877
Paychex, Inc.	756,046	23,429,865
Total System Services, Inc.	32,405	747,583
Western Union Co.	54,638	961,629

		$487,964,144

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$759,538

		$759,538

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	445,580	$19,832,766
Thermo Fisher Scientific, Inc.	18,700	1,054,306

		$20,887,072

Machinery — 3.6%
Caterpillar, Inc.	104,809	$11,164,255
Deere & Co.	2,623,301	212,225,051
Dover Corp.	370,952	23,347,719
Illinois Tool Works, Inc.	1,203,805	68,761,341
Parker Hannifin Corp.	7,953	672,426
WABCO Holdings, Inc.(1)	1,156	69,915

		$316,240,707

Media — 3.4%
CBS Corp., Class B	68,701	$2,329,651
Comcast Corp., Class A	201,884	6,058,539
Comcast Corp., Special Class A	1,732,498	51,126,016
DIRECTV, Class A(1)	20,703	1,021,486
Discovery Communications, Inc., Class A(1)	7,555	382,283
Discovery Communications, Inc., Class C(1)	7,555	354,178
Gannett Co., Inc.	5,643	86,507
Liberty Media Corp. — Capital, Class A(1)	6,999	616,962
McGraw-Hill Cos., Inc. (The)	86,290	4,182,476
News Corp., Class A	97	1,910
Omnicom Group, Inc.	112,077	5,676,700
Time Warner Cable, Inc.	23,517	1,916,636
Time Warner, Inc.	365,728	13,806,232
Viacom, Inc., Class B	49,155	2,332,896
Walt Disney Co. (The)	4,845,155	212,120,886
Washington Post Co., Class B	1,500	560,355
WPP PLC ADR	18,396	1,257,735

		$303,831,448

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$528,655
Freeport-McMoRan Copper & Gold, Inc.	450,000	17,118,000
Nucor Corp.	230,000	9,878,500

		$27,525,155

7

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	675,617	$39,368,203

		$39,368,203

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	979,985	$76,772,025
Apache Corp.	1,942,389	195,093,551
BP PLC ADR	192,668	8,670,060
Chevron Corp.	604,189	64,793,229
ConocoPhillips	293,061	22,275,567
Devon Energy Corp.	568,677	40,444,308
Exxon Mobil Corp.	2,185,838	189,577,730
Hess Corp.	224,579	13,238,932
Marathon Oil Corp.	171,639	5,440,956
Marathon Petroleum Corp.	85,819	3,721,112
Murphy Oil Corp.	78,679	4,427,267
Royal Dutch Shell PLC ADR, Class A	76,110	5,337,594
Royal Dutch Shell PLC ADR, Class B	9,594	677,624
Spectra Energy Corp.	8,313	262,275
Williams Cos., Inc.	2,000	61,620
WPX Energy, Inc.(1)	666	11,995

		$630,805,845

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,614,776

		$1,614,776

Pharmaceuticals — 8.4%
Abbott Laboratories	2,511,461	$153,927,445
Allergan, Inc.	238,962	22,804,144
Bristol-Myers Squibb Co.	1,500,706	50,648,827
Eli Lilly & Co.	1,174,762	47,307,666
GlaxoSmithKline PLC ADR	455,612	20,461,535
Johnson & Johnson	2,341,560	154,449,297
Merck & Co., Inc.	1,125,346	43,213,286
Novo Nordisk A/S ADR	249,848	34,656,416
Pfizer, Inc.	6,014,692	136,292,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	75,335,183

		$739,096,720

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	1,223	$26,808

		$26,808

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,592,559
Union Pacific Corp.	132,257	14,214,983

		$15,807,542

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	560,289	$22,635,676
Applied Materials, Inc.	1,065,614	13,256,238

8

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Broadcom Corp., Class A(1)	897,422	35,268,685
Cypress Semiconductor Corp.(1)	52,742	824,357
Intel Corp.	8,523,002	239,581,586
Linear Technology Corp.	39,388	1,327,376
Maxim Integrated Products, Inc.	223,099	6,378,400
NVIDIA Corp.(1)	284,500	4,378,455
Texas Instruments, Inc.	897,287	30,157,816
Xilinx, Inc.	23,107	841,788

		$354,650,377

Software — 3.8%
Activision Blizzard, Inc.	846,350	$10,850,207
Adobe Systems, Inc.(1)	409,776	14,059,415
CA, Inc.	45,408	1,251,444
Microsoft Corp.	3,206,975	103,424,944
Oracle Corp.	6,882,588	200,696,266
Symantec Corp.(1)	163,117	3,050,288

		$333,332,564

Specialty Retail — 3.2%
Best Buy Co., Inc.	143,633	$3,401,230
Gap, Inc. (The)	89,138	2,330,067
Home Depot, Inc. (The)	2,346,153	118,034,957
Limited Brands, Inc.	41,877	2,010,096
Lowe’s Companies, Inc.	655,831	20,579,977
Staples, Inc.	179,029	2,896,689
TJX Companies, Inc. (The)	3,402,810	135,125,585

		$284,378,601

Textiles, Apparel & Luxury Goods — 3.9%
Coach, Inc.	142,800	$11,035,584
Hanesbrands, Inc.(1)	198,226	5,855,596
NIKE, Inc., Class B	2,973,914	322,491,234
VF Corp.	12,000	1,751,760

		$341,134,174

Tobacco — 0.3%
Altria Group, Inc.	112,926	$3,486,026
Philip Morris International, Inc.	206,635	18,309,927

		$21,795,953

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,514,630
Sprint Nextel Corp.(1)	135,160	385,206
Vodafone Group PLC ADR	182,074	5,037,988

		$6,937,824

Total Common Stocks (identified cost $5,638,673,118)		$8,754,511,815

9

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(2)

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$9,428

Total Rights (identified cost $16,440)		$9,428

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$39,857	$39,856,555

Total Short-Term Investments (identified cost $39,856,555)		$39,856,555

Total Investments — 99.8% (identified cost $5,678,551,042)		$8,794,377,798

Other Assets, Less Liabilities — 0.2%		$20,092,905

Net Assets — 100.0%		$8,814,470,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $8,388.

10

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,927,142,654

Gross unrealized appreciation	$6,867,960,750
Gross unrealized depreciation	(725,606)

Net unrealized appreciation	$6,867,235,144

11

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

12

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,294,963,535	$—		$—	$1,294,963,535
Consumer Staples	984,960,653	173,020,526		—	1,157,981,179
Energy	767,256,059	—		—	767,256,059
Financials	1,100,183,024	15,991,378		—	1,116,174,402
Health Care	1,096,340,265	—		—	1,096,340,265
Industrials	1,019,925,037	—		—	1,019,925,037
Information Technology	2,100,966,624	—		—	2,100,966,624
Materials	162,605,285	—		—	162,605,285
Telecommunication Services	33,845,891	—		—	33,845,891
Utilities	4,453,538	—		—	4,453,538
Total Common Stocks	$8,565,499,911	$189,011,904	*	$—	$8,754,511,815
Preferred Stocks	$—	$—		$0	$0
Rights	9,428	—		—	9,428
Short-Term Investments	—	39,856,555		—	39,856,555
Total Investments	$8,565,509,339	$228,868,459		$0	$8,794,377,798

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and March 31, 2012 were valued at $0. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Tax-Managed Growth Fund 1.2

March 31, 2012 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $486,652,184 and the Fund owned 5.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	934,567	$69,503,748
General Dynamics Corp.	473,021	34,710,281
Honeywell International, Inc.	290,022	17,705,843
Huntington Ingalls Industries, Inc.(1)	2,546	102,451
Lockheed Martin Corp.	16,042	1,441,534
Northrop Grumman Corp.	15,277	933,119
Precision Castparts Corp.	4,749	821,102
Raytheon Co.	53,403	2,818,610
Rockwell Collins, Inc.	166,153	9,563,767
Textron, Inc.	33,277	926,099
United Technologies Corp.	2,226,390	184,656,787

		$323,183,341

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,207	$144,536
FedEx Corp.	262,219	24,113,659
United Parcel Service, Inc., Class B	383,848	30,984,211

		$55,242,406

Auto Components — 0.3%
Johnson Controls, Inc.	744,021	$24,165,802

		$24,165,802

Automobiles — 0.0%(2)
Daimler AG	17,284	$1,045,855
Harley-Davidson, Inc.	800	39,264

		$1,085,119

Beverages — 4.8%
Beam, Inc.	88,199	$5,165,816
Brown-Forman Corp., Class B	1	83
Coca-Cola Co. (The)	2,618,723	193,811,689
Coca-Cola Enterprises, Inc.	31,501	900,929
Molson Coors Brewing Co., Class B	186,000	8,416,500
PepsiCo, Inc.	3,288,015	218,159,795

		$426,454,812

Biotechnology — 2.1%
Amgen, Inc.	2,583,830	$175,674,601
Biogen Idec, Inc.(1)	3,543	446,312
Gilead Sciences, Inc.(1)	238,742	11,662,547

		$187,783,460

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Building Products — 0.0%(2)
Fortune Brands Home & Security, Inc.(1)	11,600	$256,012

		$256,012

Capital Markets — 3.8%
Ameriprise Financial, Inc.	188,681	$10,779,346
Bank of New York Mellon Corp. (The)	817,912	19,736,217
Charles Schwab Corp. (The)	684,916	9,842,243
E*TRADE Financial Corp.(1)	4,593	50,293
Franklin Resources, Inc.	539,468	66,910,216
Goldman Sachs Group, Inc. (The)	520,182	64,695,035
Legg Mason, Inc.	96,941	2,707,562
Morgan Stanley	2,535,489	49,797,004
Northern Trust Corp.	709,098	33,646,700
State Street Corp.	759,049	34,536,729
T. Rowe Price Group, Inc.	492,243	32,143,468
UBS AG(1)	29,488	413,422
Waddell & Reed Financial, Inc., Class A	273,635	8,868,510

		$334,126,745

Chemicals — 1.5%
Air Products and Chemicals, Inc.	7,660	$703,188
Ashland, Inc.	30,391	1,855,674
Dow Chemical Co. (The)	152,627	5,286,999
E.I. Du Pont de Nemours & Co.	926,245	48,998,361
Ecolab, Inc.	445,515	27,497,186
Monsanto Co.	492,901	39,313,784
PPG Industries, Inc.	109,400	10,480,520

		$134,135,712

Commercial Banks — 3.0%
Bank of Montreal	26,370	$1,566,905
BB&T Corp.	881,417	27,667,680
Comerica, Inc.	126,791	4,102,957
Fifth Third Bancorp	978,637	13,749,850
HSBC Holdings PLC	220,592	1,952,367
HSBC Holdings PLC ADR	424	18,821
KeyCorp	111,353	946,501
M&T Bank Corp.	17,293	1,502,416
PNC Financial Services Group, Inc.	129,064	8,323,337
Regions Financial Corp.	216,147	1,424,409
Royal Bank of Canada	148,562	8,624,024
Societe Generale	478,448	14,039,011
SunTrust Banks, Inc.	269,585	6,515,870
Synovus Financial Corp.	10,960	22,468
Toronto-Dominion Bank (The)	14,822	1,259,129
Trustmark Corp.	44,782	1,118,654
U.S. Bancorp	2,500,724	79,222,936
Wells Fargo & Co.	2,601,429	88,812,786
Zions Bancorporation	38,805	832,755

		$261,702,876

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Cintas Corp.	56,626	$2,215,209
Pitney Bowes, Inc.	15,870	278,995
Waste Management, Inc.	108,716	3,800,711

		$6,294,915

Communications Equipment — 3.2%
Cisco Systems, Inc.	1,861,369	$39,367,954
Juniper Networks, Inc.(1)	378,780	8,666,487
Motorola Mobility Holdings, Inc.(1)	44,378	1,741,393
Motorola Solutions, Inc.	50,718	2,577,996
Nokia Oyj ADR	192	1,054
QUALCOMM, Inc.	3,216,865	218,811,157
Telefonaktiebolaget LM Ericsson, Class B ADR	1,401,183	14,446,197

		$285,612,238

Computers & Peripherals — 4.7%
Apple, Inc.(1)	403,206	$241,709,901
Dell, Inc.(1)	3,911,409	64,929,389
EMC Corp.(1)	2,797,592	83,592,049
Hewlett-Packard Co.	83,558	1,991,187
Lexmark International, Inc., Class A	9,624	319,902
NetApp, Inc.(1)	416,358	18,640,348

		$411,182,776

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$944,418

		$944,418

Consumer Finance — 0.9%
American Express Co.	854,811	$49,459,364
Capital One Financial Corp.	80,225	4,471,742
Discover Financial Services	830,375	27,684,702
SLM Corp.	10,200	160,752

		$81,776,560

Distributors — 0.1%
Genuine Parts Co.	188,424	$11,823,606

		$11,823,606

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	22,181	$365,321

		$365,321

Diversified Financial Services — 2.3%
Bank of America Corp.	1,594,283	$15,257,288
CBOE Holdings, Inc.	40,000	1,136,800
Citigroup, Inc.	793,737	29,011,087
CME Group, Inc.	6,075	1,757,680
ING Groep NV ADR(1)	191,170	1,590,535
IntercontinentalExchange, Inc.(1)	13,162	1,808,722

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
JPMorgan Chase & Co.	3,115,317	143,242,276
Moody’s Corp.	179,602	7,561,244

		$201,365,632

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	341,172	$10,654,802
CenturyLink, Inc.	4,871	188,264
Deutsche Telekom AG ADR	50,092	603,609
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	379,097	14,492,878
Windstream Corp.	70,866	829,841

		$26,908,067

Electric Utilities — 0.1%
Duke Energy Corp.	47,340	$994,613
Exelon Corp.	9,202	360,810
Southern Co. (The)	68,451	3,075,504

		$4,430,927

Electrical Equipment — 1.3%
Emerson Electric Co.	2,018,689	$105,335,192
Rockwell Automation, Inc.	125,000	9,962,500

		$115,297,692

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$34,756,776
Flextronics International, Ltd.(1)	148,554	1,074,045
TE Connectivity, Ltd.	9,230	339,203

		$36,170,024

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	260,681	$10,932,961
Halliburton Co.	846,351	28,090,389
Schlumberger, Ltd.	1,334,018	93,287,879
Transocean, Ltd.	75,667	4,138,985

		$136,450,214

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	873,262	$79,292,190
CVS Caremark Corp.	1,361,063	60,975,622
Kroger Co. (The)	35,843	868,476
Sysco Corp.	426,047	12,721,763
Wal-Mart Stores, Inc.	1,889,578	115,642,174
Walgreen Co.	222,463	7,450,286

		$276,950,511

Food Products — 3.2%
Archer-Daniels-Midland Co.	1,490,873	$47,201,039
Campbell Soup Co.	40,159	1,359,382
General Mills, Inc.	38,796	1,530,502
H.J. Heinz Co.	7,500	401,625

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hershey Co. (The)	498,950	30,600,604
Kraft Foods, Inc., Class A	172,373	6,551,898
McCormick & Co., Inc.	10,600	576,958
Nestle SA	2,750,000	173,020,526
Sara Lee Corp.	1,004,010	21,616,335
Unilever NV	4,636	157,763

		$283,016,632

Health Care Equipment & Supplies — 0.9%
Bard (C.R.), Inc.	25,000	$2,468,000
Baxter International, Inc.	208,351	12,455,223
Becton, Dickinson and Co.	63,708	4,946,926
Boston Scientific Corp.(1)	36,529	218,444
CareFusion Corp.(1)	70,668	1,832,421
Covidien PLC	190,112	10,395,324
Intuitive Surgical, Inc.(1)	14,000	7,584,500
Medtronic, Inc.	392,790	15,393,440
St. Jude Medical, Inc.	66,365	2,940,633
Stryker Corp.	131,368	7,288,297
Varian Medical Systems, Inc.(1)	130,000	8,964,800
Zimmer Holdings, Inc.	86,251	5,544,214

		$80,032,222

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	473,884	$18,803,717
Cardinal Health, Inc.	186,462	8,038,377
Cigna Corp.	56,667	2,790,850
Express Scripts, Inc.(1)	281,972	15,277,243
Henry Schein, Inc.(1)	74,555	5,642,322
McKesson Corp.	2,384	209,244
Medco Health Solutions, Inc.(1)	125,104	8,794,811
PharMerica Corp.(1)	7,250	90,118
UnitedHealth Group, Inc.	83,696	4,933,042
WellPoint, Inc.	53,673	3,961,067

		$68,540,791

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	533,768	$17,123,278
International Game Technology	459,500	7,715,005
Interval Leisure Group, Inc.	5,349	93,073
Marriott International, Inc., Class A	401,544	15,198,440
Marriott Vacations Worldwide Corp.(1)	40,154	1,144,791
McDonald’s Corp.	846,340	83,025,954
Starbucks Corp.	2,360,488	131,927,674
Yum! Brands, Inc.	210,518	14,984,671

		$271,212,886

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$6,326,314
Leggett & Platt, Inc.	96,186	2,213,240
Newell Rubbermaid, Inc.	1	18

		$8,539,572

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Household Products — 1.7%
Clorox Co. (The)	7,570	$520,438
Colgate-Palmolive Co.	587,094	57,406,051
Kimberly-Clark Corp.	445,514	32,919,029
Procter & Gamble Co.	852,596	57,302,977

		$148,148,495

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	1,730	$22,611

		$22,611

Industrial Conglomerates — 2.1%
3M Co.	841,941	$75,109,557
Danaher Corp.	41,548	2,326,688
General Electric Co.	5,425,376	108,887,296
Tyco International, Ltd.	22,764	1,278,881

		$187,602,422

Insurance — 2.7%
Aegon NV ADR(1)	5,088,862	$28,294,073
Aflac, Inc.	115,848	5,327,850
Allstate Corp. (The)	964	31,735
AON Corp.	25,900	1,270,654
Berkshire Hathaway, Inc., Class A(1)	581	70,823,900
Berkshire Hathaway, Inc., Class B(1)	939,220	76,217,703
Chubb Corp.	23,930	1,653,802
Cincinnati Financial Corp.	135,528	4,677,071
Hartford Financial Services Group, Inc.	10,762	226,863
Manulife Financial Corp.	65,344	885,411
Progressive Corp.	1,151,311	26,687,389
Torchmark Corp.	332,047	16,552,543
Travelers Companies, Inc. (The)	76,466	4,526,787

		$237,175,781

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	40,982	$8,299,265

		$8,299,265

Internet Software & Services — 2.2%
Akamai Technologies, Inc.(1)	200,000	$7,340,000
AOL, Inc.(1)	5,317	100,864
eBay, Inc.(1)	1,260,217	46,489,405
Google, Inc., Class A(1)	213,496	136,902,175
IAC/InterActiveCorp	13,368	656,235
VeriSign, Inc.	14,758	565,822

		$192,054,501

IT Services — 5.5%
Accenture PLC, Class A	2,738,000	$176,601,000
Automatic Data Processing, Inc.	921,491	50,857,088
Broadridge Financial Solutions, Inc.	1,652	39,499
Fidelity National Information Services, Inc.	63,590	2,106,101

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Fiserv, Inc.(1)	34,407	2,387,502
International Business Machines Corp.	1,106,321	230,833,877
Paychex, Inc.	756,046	23,429,865
Total System Services, Inc.	32,405	747,583
Western Union Co.	54,638	961,629

		$487,964,144

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$759,538

		$759,538

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	445,580	$19,832,766
Thermo Fisher Scientific, Inc.	18,700	1,054,306

		$20,887,072

Machinery — 3.6%
Caterpillar, Inc.	104,809	$11,164,255
Deere & Co.	2,623,301	212,225,051
Dover Corp.	370,952	23,347,719
Illinois Tool Works, Inc.	1,203,805	68,761,341
Parker Hannifin Corp.	7,953	672,426
WABCO Holdings, Inc.(1)	1,156	69,915

		$316,240,707

Media — 3.4%
CBS Corp., Class B	68,701	$2,329,651
Comcast Corp., Class A	201,884	6,058,539
Comcast Corp., Special Class A	1,732,498	51,126,016
DIRECTV, Class A(1)	20,703	1,021,486
Discovery Communications, Inc., Class A(1)	7,555	382,283
Discovery Communications, Inc., Class C(1)	7,555	354,178
Gannett Co., Inc.	5,643	86,507
Liberty Media Corp. — Capital, Class A(1)	6,999	616,962
McGraw-Hill Cos., Inc. (The)	86,290	4,182,476
News Corp., Class A	97	1,910
Omnicom Group, Inc.	112,077	5,676,700
Time Warner Cable, Inc.	23,517	1,916,636
Time Warner, Inc.	365,728	13,806,232
Viacom, Inc., Class B	49,155	2,332,896
Walt Disney Co. (The)	4,845,155	212,120,886
Washington Post Co., Class B	1,500	560,355
WPP PLC ADR	18,396	1,257,735

		$303,831,448

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$528,655
Freeport-McMoRan Copper & Gold, Inc.	450,000	17,118,000
Nucor Corp.	230,000	9,878,500

		$27,525,155

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	675,617	$39,368,203

		$39,368,203

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	979,985	$76,772,025
Apache Corp.	1,942,389	195,093,551
BP PLC ADR	192,668	8,670,060
Chevron Corp.	604,189	64,793,229
ConocoPhillips	293,061	22,275,567
Devon Energy Corp.	568,677	40,444,308
Exxon Mobil Corp.	2,185,838	189,577,730
Hess Corp.	224,579	13,238,932
Marathon Oil Corp.	171,639	5,440,956
Marathon Petroleum Corp.	85,819	3,721,112
Murphy Oil Corp.	78,679	4,427,267
Royal Dutch Shell PLC ADR, Class A	76,110	5,337,594
Royal Dutch Shell PLC ADR, Class B	9,594	677,624
Spectra Energy Corp.	8,313	262,275
Williams Cos., Inc.	2,000	61,620
WPX Energy, Inc.(1)	666	11,995

		$630,805,845

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,614,776

		$1,614,776

Pharmaceuticals — 8.4%
Abbott Laboratories	2,511,461	$153,927,445
Allergan, Inc.	238,962	22,804,144
Bristol-Myers Squibb Co.	1,500,706	50,648,827
Eli Lilly & Co.	1,174,762	47,307,666
GlaxoSmithKline PLC ADR	455,612	20,461,535
Johnson & Johnson	2,341,560	154,449,297
Merck & Co., Inc.	1,125,346	43,213,286
Novo Nordisk A/S ADR	249,848	34,656,416
Pfizer, Inc.	6,014,692	136,292,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	75,335,183

		$739,096,720

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	1,223	$26,808

		$26,808

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,592,559
Union Pacific Corp.	132,257	14,214,983

		$15,807,542

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	560,289	$22,635,676
Applied Materials, Inc.	1,065,614	13,256,238

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	N(000.000.000	N(000.000.000
Security	Shares	Value
Broadcom Corp., Class A(1)	897,422	35,268,685
Cypress Semiconductor Corp.(1)	52,742	824,357
Intel Corp.	8,523,002	239,581,586
Linear Technology Corp.	39,388	1,327,376
Maxim Integrated Products, Inc.	223,099	6,378,400
NVIDIA Corp.(1)	284,500	4,378,455
Texas Instruments, Inc.	897,287	30,157,816
Xilinx, Inc.	23,107	841,788

		$354,650,377

Software — 3.8%
Activision Blizzard, Inc.	846,350	$10,850,207
Adobe Systems, Inc.(1)	409,776	14,059,415
CA, Inc.	45,408	1,251,444
Microsoft Corp.	3,206,975	103,424,944
Oracle Corp.	6,882,588	200,696,266
Symantec Corp.(1)	163,117	3,050,288

		$333,332,564

Specialty Retail — 3.2%
Best Buy Co., Inc.	143,633	$3,401,230
Gap, Inc. (The)	89,138	2,330,067
Home Depot, Inc. (The)	2,346,153	118,034,957
Limited Brands, Inc.	41,877	2,010,096
Lowe’s Companies, Inc.	655,831	20,579,977
Staples, Inc.	179,029	2,896,689
TJX Companies, Inc. (The)	3,402,810	135,125,585

		$284,378,601

Textiles, Apparel & Luxury Goods — 3.9%
Coach, Inc.	142,800	$11,035,584
Hanesbrands, Inc.(1)	198,226	5,855,596
NIKE, Inc., Class B	2,973,914	322,491,234
VF Corp.	12,000	1,751,760

		$341,134,174

Tobacco — 0.3%
Altria Group, Inc.	112,926	$3,486,026
Philip Morris International, Inc.	206,635	18,309,927

		$21,795,953

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,514,630
Sprint Nextel Corp.(1)	135,160	385,206
Vodafone Group PLC ADR	182,074	5,037,988

		$6,937,824

Total Common Stocks (identified cost $5,638,673,118)		$8,754,511,815

Tax-Managed Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(2)

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$9,428

Total Rights (identified cost $16,440)		$9,428

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$39,857	$39,856,555

Total Short-Term Investments (identified cost $39,856,555)		$39,856,555

Total Investments — 99.8% (identified cost $5,678,551,042)		$8,794,377,798

Other Assets, Less Liabilities — 0.2%		$20,092,905

Net Assets — 100.0%		$8,814,470,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $8,388.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,927,142,654

Gross unrealized appreciation	$6,867,960,750
Gross unrealized depreciation	(725,606)

Net unrealized appreciation	$6,867,235,144

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,294,963,535	$—		$—	$1,294,963,535
Consumer Staples	984,960,653	173,020,526		—	1,157,981,179
Energy	767,256,059	—		—	767,256,059
Financials	1,100,183,024	15,991,378		—	1,116,174,402
Health Care	1,096,340,265	—		—	1,096,340,265
Industrials	1,019,925,037	—		—	1,019,925,037
Information Technology	2,100,966,624	—		—	2,100,966,624
Materials	162,605,285	—		—	162,605,285
Telecommunication Services	33,845,891	—		—	33,845,891
Utilities	4,453,538	—		—	4,453,538
Total Common Stocks	$8,565,499,911	$189,011,904	*	$—	$8,754,511,815
Preferred Stocks	$—	$—		$0	$0
Rights	9,428	—		—	9,428
Short-Term Investments	—	39,856,555		—	39,856,555
Total Investments	$8,565,509,339	$228,868,459		$0	$8,794,377,798

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and March 31, 2012 were valued at $0. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Large-Cap Core Research Fund

March 31, 2012 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2012, the value of the Fund’s investment in the Portfolio was $58,000,807 and the Fund owned 26.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	44,735	$3,326,942
United Technologies Corp.	34,631	2,872,295

		$6,199,237

Beverages — 1.7%
Anheuser-Busch InBev NV ADR	25,506	$1,854,796
Beam, Inc.	30,915	1,810,692

		$3,665,488

Biotechnology — 1.9%
Celgene Corp.(1)	32,620	$2,528,702
Gilead Sciences, Inc.(1)	33,248	1,624,165

		$4,152,867

Capital Markets — 2.2%
Ameriprise Financial, Inc.	40,697	$2,325,020
Goldman Sachs Group, Inc. (The)	19,384	2,410,788

		$4,735,808

Chemicals — 2.3%
Celanese Corp., Series A	35,892	$1,657,492
Ecolab, Inc.	26,387	1,628,606
Monsanto Co.	20,678	1,649,277

		$4,935,375

Commercial Banks — 2.6%
Regions Financial Corp.	277,347	$1,827,717
Wells Fargo & Co.	112,614	3,844,642

		$5,672,359

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	49,991	$1,626,207

		$1,626,207

Communications Equipment — 1.6%
QUALCOMM, Inc.	50,278	$3,419,909

		$3,419,909

Computers & Peripherals — 9.1%
Apple, Inc.(1)	27,513	$16,493,218
EMC Corp.(1)	68,064	2,033,752
Hewlett-Packard Co.	57,896	1,379,662

		$19,906,632

Construction & Engineering — 1.0%
Fluor Corp.	36,870	$2,213,675

		$2,213,675

Consumer Finance — 1.1%
American Express Co.	42,884	$2,481,268

		$2,481,268

Diversified Financial Services — 3.8%
Citigroup, Inc.	95,824	$3,502,367
JPMorgan Chase & Co.	104,920	4,824,222

		$8,326,589

1

Security	Shares	Value
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	140,076	$4,374,574
CenturyLink, Inc.	54,242	2,096,453

		$6,471,027

Electric Utilities — 1.7%
Edison International	49,077	$2,086,263
NextEra Energy, Inc.	27,153	1,658,505

		$3,744,768

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	24,815	$1,735,313

		$1,735,313

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	37,257	$1,669,114

		$1,669,114

Food Products — 2.1%
Kraft Foods, Inc., Class A	69,768	$2,651,882
Mead Johnson Nutrition Co.	22,904	1,889,122

		$4,541,004

Health Care Equipment & Supplies — 2.3%
Covidien PLC	30,530	$1,669,380
St. Jude Medical, Inc.	38,041	1,685,597
Varian Medical Systems, Inc.(1)	23,772	1,639,317

		$4,994,294

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	40,164	$1,593,708
Humana, Inc.	22,169	2,050,189
UnitedHealth Group, Inc.	28,163	1,659,927

		$5,303,824

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	52,133	$1,672,426
Las Vegas Sands Corp.	28,810	1,658,592
McDonald’s Corp.	24,688	2,421,893

		$5,752,911

Household Products — 1.7%
Church & Dwight Co., Inc.	33,745	$1,659,917
Colgate-Palmolive Co.	21,276	2,080,367

		$3,740,284

Industrial Conglomerates — 1.1%
Danaher Corp.	41,618	$2,330,608

		$2,330,608

Insurance — 3.4%
Aflac, Inc.	37,117	$1,707,011
MetLife, Inc.	57,266	2,138,885
Prudential Financial, Inc.	32,171	2,039,320
XL Group PLC	76,486	1,658,981

		$7,544,197

2

Security	Shares	Value
Internet Software & Services — 2.4%
eBay, Inc.(1)	46,928	$1,731,174
Google, Inc., Class A(1)	5,314	3,407,549

		$5,138,723

IT Services — 3.5%
Accenture PLC, Class A	29,666	$1,913,457
International Business Machines Corp.	15,858	3,308,772
Visa, Inc., Class A	20,510	2,420,180

		$7,642,409

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,254	$2,147,785

		$2,147,785

Machinery — 2.3%
Deere & Co.	26,976	$2,182,358
PACCAR, Inc.	62,261	2,915,683

		$5,098,041

Media — 3.1%
Comcast Corp., Class A	115,835	$3,476,208
Walt Disney Co. (The)	75,525	3,306,485

		$6,782,693

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR	9,958	$720,959
Cliffs Natural Resources, Inc.	12,300	851,898
Freeport-McMoRan Copper & Gold, Inc.	23,993	912,694

		$2,485,551

Multi-Utilities — 1.7%
PG&E Corp.	38,321	$1,663,514
Sempra Energy	35,532	2,130,499

		$3,794,013

Multiline Retail — 1.9%
Dollar General Corp.(1)	50,747	$2,344,512
Macy’s, Inc.	47,377	1,882,288

		$4,226,800

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	19,950	$1,562,883
Apache Corp.	15,878	1,594,786
ConocoPhillips	185,582	14,106,088
EOG Resources, Inc.	24,615	2,734,727
Marathon Oil Corp.	48,931	1,551,113
Occidental Petroleum Corp.	18,480	1,759,850

		$23,309,447

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	28,868	$1,788,084

		$1,788,084

Pharmaceuticals — 4.6%
Allergan, Inc.	18,759	$1,790,171
Elan Corp. PLC ADR(1)	116,595	1,750,091
Johnson & Johnson	24,265	1,600,519
Perrigo Co.	17,089	1,765,465
Pfizer, Inc.	75,392	1,708,383
Shire PLC ADR	16,290	1,543,477

		$10,158,106

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	15,668	$2,214,672
Boston Properties, Inc.	20,402	2,142,006

		$4,356,678

Road & Rail — 2.1%
Norfolk Southern Corp.	30,990	$2,040,072
Union Pacific Corp.	23,296	2,503,854

		$4,543,926

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.	39,367	$1,590,427

		$1,590,427

Software — 3.4%
Microsoft Corp.	118,686	$3,827,624
Nuance Communications, Inc.(1)	60,271	1,541,732
Oracle Corp.	68,596	2,000,259

		$7,369,615

Specialty Retail — 1.9%
Home Depot, Inc. (The)	41,390	$2,082,331
Ross Stores, Inc.	36,209	2,103,743

		$4,186,074

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	21,331	$1,648,460
NIKE, Inc., Class B	15,082	1,635,492

		$3,283,952

Tobacco — 2.6%
Philip Morris International, Inc.	46,089	$4,083,946
Reynolds American, Inc.	40,429	1,675,378

		$5,759,324

Total Common Stocks — 99.9% (identified cost $176,052,033)		$218,824,406

Other Assets, Less Liabilities — 0.1%		$162,214

Net Assets — 100.0%		$218,986,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
(1)		Non-income producing security.

4

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,201,671

Gross unrealized appreciation	$41,735,061
Gross unrealized depreciation	(1,112,326)

Net unrealized appreciation	$40,622,735

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$218,824,406	*	$—	$—	$218,824,406
Total Investments	$218,824,406		$—	$—	$218,824,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Parametric Structured Commodity Strategy Fund

March 31, 2012

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 0.4%

	N(000.000.000	N(000.000.000
Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	4,576	$193,656

Total Exchange-Traded Notes (identified cost $196,779)		$193,656

Short-Term Investments — 101.9%

U.S. Treasury Obligations — 78.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/12	$800	$799,974
U.S. Treasury Bill, 0.00%, 8/23/12(2)	9,450	9,445,587
U.S. Treasury Bill, 0.00%, 11/15/12	1,200	1,199,054
U.S. Treasury Bill, 0.00%, 12/13/12(2)	4,000	3,996,180
U.S. Treasury Bill, 0.00%, 1/10/13(2)	17,000	16,979,311
U.S. Treasury Bill, 0.00%, 2/7/13(2)	6,500	6,490,751

Total U.S. Treasury Obligations (identified cost $38,920,986)		$38,910,857

Other — 23.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	$11,908	$11,908,220

Total Other (identified cost $11,908,220)		$11,908,220

Total Short-Term Investments (identified cost $50,829,206)		$50,819,077

Total Investments — 102.3% (identified cost $51,025,985)		$51,012,733

Other Assets, Less Liabilities — (2.3)%		$(1,152,673)

Net Assets — 100.0%		$49,860,060

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $2,088.

1

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2012 were $9,803,073 or 19.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

2

A summary of open financial instruments at March 31, 2012 is as follows:

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,493,247	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23%	4/25/12	$(98,096)
Merrill Lynch International	579,117	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	4/25/12	(8,509)
Merrill Lynch International	2,452,573	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	4/25/12	(2,493)
Merrill Lynch International	614,011	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	4/25/12	(24,034)
Merrill Lynch International	2,431,373	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	4/25/12	(34,487)
Merrill Lynch International	2,533,114	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	4/25/12	29,250
Merrill Lynch International	1,281,550	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	4/25/12	(91)
Merrill Lynch International	1,289,035	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	4/25/12	(67,555)
Merrill Lynch International	1,226,405	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	4/25/12	9,908
Merrill Lynch International	2,293,516	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	4/25/12	(39,633)
Merrill Lynch International	1,244,326	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	4/25/12	(13,176)
Merrill Lynch International	597,383	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	4/25/12	(405)
Merrill Lynch International	628,747	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	4/25/12	(35,454)
Merrill Lynch International	710,893	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	4/25/12	(8,977)
Merrill Lynch International	1,216,110	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	4/25/12	3,689

3

Merrill Lynch International	659,707	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	4/25/12	35,787
Merrill Lynch International	643,182	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	4/25/12	(12,611)
Merrill Lynch International	1,280,313	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	4/25/12	(61,001)
Merrill Lynch International	1,170,680	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	4/25/12	39,652
Merrill Lynch International	1,179,499	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	4/25/12	(18,622)
Merrill Lynch International	1,245,689	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	4/25/12	54,387
Merrill Lynch International	1,229,784	Receives	Excess Return on Dow Jones – UBS 3 Month Forward Soybean Index	Pays	0.33	4/25/12	15,618
Merrill Lynch International	2,603,217	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	4/25/12	(114,620)
Barclays Bank PLC	391,605	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.19	7/30/12	1,190
Barclays Bank PLC	344,609	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.19	7/30/12	761
Barclays Bank PLC	1,493,723	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	7/30/12	(4,802)
Barclays Bank PLC	1,639,930	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	7/30/12	(15,475)
Barclays Bank PLC	1,375,779	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/30/12	(5,189)
Barclays Bank PLC	1,474,470	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	7/30/12	16,923
Barclays Bank PLC	1,407,750	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/30/12	14,438
Barclays Bank PLC	690,495	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	7/30/12	16,239
Barclays Bank PLC	615,373	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	7/30/12	24,222
Barclays Bank PLC	748,964	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/30/12	11,578
Barclays Bank PLC	715,695	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	7/30/12	(1,797)
Barclays Bank PLC	384,355	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.21	7/30/12	3,724
Barclays Bank PLC	338,547	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	7/30/12	(608)
Barclays Bank PLC	263,037	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/30/12	8,584
Barclays Bank PLC	699,894	Receives	Excess Return on S&P GSCI 1Month Forward Corn Index	Pays	0.25	7/30/12	45,777
Barclays Bank PLC	344,066	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/30/12	690

4

Barclays Bank PLC	332,028	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.25	7/30/12	1,191
Barclays Bank PLC	673,263	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25	7/30/12	(13,226)
Barclays Bank PLC	797,697	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	7/30/12	27,526
Barclays Bank PLC	762,429	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/30/12	4,492
Barclays Bank PLC	695,294	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/30/12	51,807
Barclays Bank PLC	1,266,782	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.30	7/30/12	12,645
Barclays Bank PLC	731,292	Receives	Excess Return on Dow Jones – UBS 3 Month Forward Soybean Oil Index	Pays	0.35	7/30/12	19,766

							$(131,017)

5

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $449,844 and $580,861, respectively.

6

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,081,679

Gross unrealized appreciation	$40
Gross unrealized depreciation	(68,986)

Net unrealized depreciation	$(68,946)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Notes	$193,656	$—	$—	$193,656
Short-Term Investments -
U.S. Treasury Obligations	—	38,910,857	—	38,910,857
Other	—	11,908,220	—	11,908,220
Total Investments	$193,656	$50,819,077	$—	$51,012,733
Swap Contracts	$—	$449,844	$—	$449,844
Total	$193,656	$51,268,921	$—	$51,462,577

Liability Description
Swap Contracts	$—	$(580,861)	$—	$(580,861)
Total	$—	$(580,861)	$—	$(580,861)

9

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ DuncanW. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DuncanW. Richardson
Duncan W. Richardson
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012